Collection Period Ended 31-Jul-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
32,123,611.48
0.361819
0.00
1.000000
32,123,611.48
Interest & Principal
Payment
0.00
0.00
32,261,951.65
134,708.33
$32,396,659.98
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No.
25
Collection Period (from... to)
1-Jul-2013
31-Jul-2013
Determination Date
13-Aug-2013
Record Date
14-Aug-2013
Distribution Date
15-Aug-2013
Interest Period of the Class A-1 and A-2 Notes (from... to)
15-Jul-2013
15-Aug-2013           Actual/360 Days
31
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-Jul-2013
15-Aug-2013
30/360 Days
30
1-m Libor
0.191030%
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
469,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
451,000,000.00
195,303,774.92
163,180,163.44
71.227520
Class A-4 Notes
132,500,000.00
132,500,000.00
132,500,000.00
0.000000
Total Note Balance
1,547,500,000.00
327,803,774.92
295,680,163.44
Overcollateralization
90,968,899.86
108,958,181.84
108,958,181.84
Adjusted Pool Balance
1,638,468,899.86
436,761,956.76
404,638,345.28
Yield Supplement Overcollateralization Amount
53,171,320.50
13,097,420.31
12,192,834.30
Pool Balance
1,691,640,220.36
449,859,377.07
416,831,179.58
Amount
Percentage
Initial Overcollateralization Amount
90,968,899.86
5.55%
Target Overcollateralization Amount
108,958,181.84
6.65%
Current Overcollateralization Amount
108,958,181.84
6.65%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.216670%
0.00
0.000000
0.000000
Class A-2 Notes
0.301030%
0.00
0.000000
0.000000
Class A-3 Notes
0.850000%
138,340.17
0.306741
71.534261
Class A-4 Notes
1.220000%
134,708.33
1.016667
1.016667
Total
$273,048.50
Available Funds
Distributions
Principal Collections
32,887,209.99
(1) Total Servicing Fee
374,882.81
Interest Collections
1,434,551.34
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
7,522.45
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
272,202.47
(3) Interest Distributable Amount Class A Notes
273,048.50
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
32,123,611.48
Available Collections
34,601,486.25
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
34,601,486.25
(9) Excess Collections to Certificateholders
1,829,943.46
Total Distribution
34,601,486.25
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
374,882.81
374,882.81
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
273,048.50
273,048.50
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
138,340.17
138,340.17
0.00
thereof on Class A-4 Notes
134,708.33
134,708.33
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
32,123,611.48
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
273,048.50
273,048.50
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
32,123,611.48
Aggregate Principal Distributable Amount
32,123,611.48
32,123,611.48
Reserve Fund
Reserve Fund Required Amount
4,096,172.25
Reserve Fund Amount - Beginning Balance
4,096,172.25
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
4,096,172.25
Reserve Fund Deficiency
0.00
62,088
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Collection Account
0.00
Investment Earnings for the Collection Period
0.00
32,089
Principal Collections
21,090,956.86
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36
Principal Collections attributable to Full Pay-offs
11,796,253.13
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
449,859,377.07
140,987.50
Pool Balance end of Collection Period
416,831,179.58
30,510
Pool Factor
24.64%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
3.62%
3.63%
Weighted Average Number of Remaining Payments
45.89
26.99
Percentage
Current
413,391,263.52
30,300
99.17%
Weighted Average Seasoning (months)
13.28
36.70
Delinquency Profile *
Amount
31-60 Days Delinquent
2,755,021.82
168
0.66%
61-90 Days Delinquent
467,088.51
31
0.11%
91-120 Days Delinquent
217,805.73
11
0.05%
Total
416,831,179.58
30,510
100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
-134,592.21
Cumulative Principal Net Losses
3,434,001.10
Losses
Current
Principal Gross Losses
140,987.50
Principal Net Liquidation Proceeds
7,551.49
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.203%
Principal Recoveries
268,028.22
Principal Net Losses